Expense Example, No Redemption	Feb. 28, 2026 USD ($)
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund C Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 312	[1]
Expense Example, No Redemption, 3 Years	663	[1]
Expense Example, No Redemption, 5 Years	1,140	[1]
Expense Example, No Redemption, 10 Years	2,459	[1]
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund C Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	339	[2]
Expense Example, No Redemption, 3 Years	736	[2]
Expense Example, No Redemption, 5 Years	1,260	[2]
Expense Example, No Redemption, 10 Years	$ 2,696	[2]

[1]	Institutional and A Class Shares do not charge a CDSC.
[2]	Institutional and A Class Shares do not charge a CDSC.